1933 Act File No. 33-20673
                                                   1940 Act File No. 811-5514

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                   ------

     Pre-Effective Amendment No.         ..........................

     Post-Effective Amendment No. 36 ..............................  X
                                 ----                              ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

     Amendment No. 37 .............................................  X
                  ----                                             ------

                           VISION GROUP OF FUNDS, INC.

               (Exact Name of Registrant as Specified in Charter)

            5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010

                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                           Victor R. Siclari, Esquire,

                           Federated Investors Tower,

                               1001 Liberty Avenue

                       Pittsburgh, Pennsylvania 15222-3779

                     (Name and Address of Agent for Service)

                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

_ _immediately upon filing pursuant to paragraph (b)
  _ on June 1, 1999, pursuant to paragraph (b)

   60 days after filing pursuant to paragraph (a) (i)
   on                 pursuant to paragraph (a) (i)

_X 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    Copy to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP

2101 L Street, N.W.
Washington, D.C.  20037

                           VISION GROUP OF FUNDS, INC.

                                   PROSPECTUS

                                  JULY __, 1999

                            VISION MID CAP STOCK FUND

                                 CLASS A SHARES

                                 CLASS B SHARES

MUTUAL FUND SHARES ARE NOT BANK DEPOSITS, NOT FDIC INSURED, NOT GUARANTEED, AND MAY LOSE VALUE.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS [TO BE COMPLETED]

FUND GOAL, STRATEGY AND RISKS

The Vision Group of Funds, Inc. offers ten portfolios, including three Money Market Funds, two Income Funds and five Equity Funds. The following describes the investment goals, strategies and principal risks of the Vision Mid Cap Stock Fund. There can be no assurance the Fund will achieve its goal, however, the Fund endeavors to do so by following the strategies and policies described in this prospectus. A performance bar chart and total returns for the Fund are not provided since this is a new Fund and therefore does not have a full calendar year of performance.

VISION MID CAP STOCK FUND
GOAL:  To seek above-average total return.

STRATEGY: The Fund pursues its goal by investing primarily in a diversified portfolio of mid-cap stocks. These stocks will be of comparable size to those that comprise the S&P MidCap 400 Index. The Adviser's will select stocks based upon both there relative value and potential for growth.

PRINCIPAL RISKS: The Shares offered by this prospectus are not deposits or obligations of M&T Bank, are not endorsed or guaranteed by M&T Bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

o RISKS RELATED TO COMPANY SIZE. Mid-cap companies in which the Fund may invest, tend to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product service base and limited access to capital. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price.

SUMMARY OF FUND EXPENSES--TO BE COMPLETED

     These tables describe the fees and expenses that you may pay if you buy and hold CLASS A SHARES AND CLASS B SHARES of the Fund.

                                          ------------------------------
                                            VISION MID CAP STOCK FUND

                                          ------------------------------
                                             CLASS A        CLASS B

---------------------------------------------------------
-------------------------------------------             ----------------
SHAREHOLDER FEES

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on

Purchases       (as a percentage of           5.50%          None
offering price)
                                               None          5.00%

ANNUAL FUND OPERATING EXPENSES (before waivers)(1) Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee                                0.85%          0.85%
Distribution (12b-1) Fee                      0.25%          0.75%
Shareholder Services Fees                     0.25%          0.25%
Other Expenses(2)                               %              %
Total Annual Fund Operating Expenses            %              %
------------------------------------------------------------------------

(1)Although not contractually obligated to do so, the investment adviser and distributor will waive certain amounts during the fiscal year. These are shown below along with the net expenses the Fund EXPECTS TO PAY for the fiscal year ending April 30, 2000. Waiver of Fund Expenses % % Total Actual Annual Fund Operating Expenses % % (After Waivers)

(2) Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

The following Example is intended to help you compare the cost of investing in Class A Shares and Class B Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are shown for Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses are BEFORE WAIVERS as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          ------------------------------
                                            VISION MID CAP STOCK FUND

------------------------------------------------------------------------
                                             CLASS A        CLASS B

------------------------------------------------------------------------
1 YEAR

Expenses assuming redemption                    $              $
Expenses assuming no redemption                N/A             $
3 YEARS
Expenses assuming redemption                    $              $
Expenses assuming no redemption                N/A             $
5 YEARS
Expenses assuming redemption                    $              $
Expenses assuming no redemption                N/A             $
10 YEARS
Expenses assuming redemption                    $              $
Expenses assuming no redemption                N/A             $
------------------------------------------------------------------------


WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund pursues its goal by investing in a diversified portfolio of mid-cap stocks. The sub-adviser selects stocks of mid-cap companies from a broader universe of stocks of approximately 550 companies that evolves over time. The portfolio's risk profile is substantially similar to that of the S&P MidCap 400 Index.

For the Fund, a mid-cap company is one whose capitalization is within the S&P MidCap 400 Index's capitalization range. Companies whose capitalizations are outside this index's range after purchase also are considered medium capitalization companies.

The sub-adviser's investment research team is organized by industry and tracks the companies in the universe to develop earnings estimates and five-year projections for growth. A series of proprietary computer models use this in-house research to rank the stocks according to their combination of:

o       value, meaning they appear to be underpriced;

o       momentum, meaning they show potential for strong growth.

     This process, together with a risk/return analysis against the S&P MidCap 400 Index, results in a portfolio of approximately 140 to 160 medium capitalization stocks from the top 60% of the universe. The Fund must sell any stocks that fall into the bottom 20% of the universe.

In normal market conditions, the Fund is almost entirely invested in stocks, and will invest at least 65% of its assets in mid-cap stocks.

PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing their assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal type of equity security in which the Fund may invest.

    COMMON STOCKS

    Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

SPECIFIC RISKS OF INVESTING IN THE FUND

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. However, this may be difficult with certain issuers. For example, a Fund dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

WHAT DO SHARES COST?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price).

The value of Shares of the Fund is generally determined based upon the market value of portfolio securities. However, the Fund's Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value. If the Fund owns foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase, redeem or exchange Shares.

NAV for the Fund is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

     The minimum initial investment in the Fund is $500 unless the investment is in a retirement plan or an IRA account, in which case the minimum initial investment is $250. Subsequent investments must be in amounts of at least $25.

The minimum initial and subsequent investment amounts may be waived or lowered from time to time. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund.

The maximum front-end sales charge that you will pay on an investment in Class A Shares is 5.50%.. The maximum contingent deferred sales charge you will pay (at the time of redemption) on Class B Shares is 5.00%. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

SALES CHARGE WHEN YOU PURCHASE-CLASS A SHARES

Class A Shares of the Fund are sold at their NAV next determined after an order is received, plus a sales charge as follows:





                                             SALES CHARGE AS A
          PURCHASE AMOUNT                   PERCENTAGE OF PUBLIC       SALES CHARGE AS A
                                               OFFERING PRICE          PERCENTAGE OF NAV


Less than $50,000                                  5.50%                     5.82%
$50,000 but less than $100,000                     4.25%                     4.44%
$100,000 but less than $250,000                    3.25%                     3.36%
$250,000 but less than $500,000                    2.25%                     2.30%
$500,000 but less than $1 million                  2.00%                     2.04%
$1 million or greater                              0.00%                     0.00%



THE SALES CHARGE AT PURCHASE MAY BE REDUCED BY:

o purchasing Shares in greater quantities to reduce the applicable sales charge;

o    combining concurrent purchases of Shares:

-    by you, your spouse, and your children under age 21; or

- of the same share class of two or more Vision Funds (other than money market funds);

o accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

o signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

THE SALES CHARGE WILL BE ELIMINATED WHEN YOU PURCHASE SHARES:

o    within 90 days of redeeming Shares of an equal or lesser amount;

o within 60 days of redeeming shares of a mutual fund which was sold with a sales charge or commission or fixed or variable rate annuities of an equal or lesser amount;

O by exchanging shares from the same share class of another Vision Fund (other than a money market fund);

o through wrap accounts or other investment programs where you pay the investment professional directly for services;

o through investment professionals that receive no portion of the sales charge;

o as a current or retired Director or employee of the Fund, the Adviser, the Distributor, the Sub-adviser and their affiliates, and the immediate family members of these individuals;

o as an employee of a dealer which has a selling group agreement with the Distributor;

o    as an investor referred by any sub-adviser to the Fund.

If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional must notify the Fund's Distributor, Federated Securities Corp., or M&T Bank's Mutual Fund Services at the time of purchase. If the Distributor or Mutual Fund Services is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

SALES CHARGE WHEN YOU REDEEM--CLASS B SHARES

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC), as follows:

SHARES HELD UP TO:                 CDSC
1 year                             5.00%
2 years                            4.00%
3 years                            3.00%
4 years                            3.00%
5 years                            2.00%
6 years                            1.00%
7 years or more                    0.00%

Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase. This is a non-taxable event.

YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING CLASS B SHARES:

o    purchased with reinvested dividends or capital gains;

o    purchased within 90 days of redeeming Shares of an equal or lesser amount;

o that you exchanged into the same share class of another Vision Fund where the shares were held for the applicable CDSC holding period (other than a money market fund);

o purchased through investment professionals who did not receive advanced sales payments;

O    if, after you purchase Shares, you become disabled as defined by the IRS ;

o of Shares held by Directors, employees, and sales representatives of the Fund, the Distributor, or affiliates of the Fund or Distributor, employees of any investment professional that sells Shares of the Fund pursuant to a sales agreement with the Distributor, and their immediate family members to the extent that no payments were advanced for purchases made by these persons;

o    of  Shares  originally  purchased  through  a  bank  trust  department,   a
     registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through such entities;

o    if the redemption qualified under the Systematic Withdrawal Program;

o if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

o    if your redemption is a required retirement plan distribution;

o    upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUND REDEEMS YOUR SHARES IN THIS ORDER:

o    Shares that are not subject to a CDSC; and

o Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Vision Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

HOW IS THE FUND SOLD?

The Fund offers two share classes: Class A Shares and Class B Shares. Each class represents interests in a single portfolio of securities.

The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through an investment professional that has an agreement with the Distributor (Authorized Dealer). When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLANS

The Fund has adopted a Rule 12b-1 Plan on behalf of each class of Shares, which allows it to pay marketing fees to the Distributor for the sale, distribution and customer servicing of the Fund's Class A and Class B Shares. In the case of Class B Shares, the Plan may also be used to compensate the Distributor, the Adviser, their affiliates or investment professionals for commissions advanced on the sale of Class B Shares. The Distributor may voluntarily waive or reduce its fees. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees. The Fund has no present intention of paying or accruing 12b-1 fees on Class A Shares.

HOW TO PURCHASE SHARES

     You may purchase Shares through M& T Bank, M&T Securities, Inc., or through an Authorized Dealer at the NAV next determined after the purchase order is received plus any applicable sales charge.

Payment may be made by check or federal funds wire or by debiting your account at M&T bank or any of its affiliate banks.

Purchase orders must be received by 4:00 p.m. (Eastern time) in order to receive that day's NAV. Purchase orders through Automated Clearing House (ACH) must be received by 3:00 p.m. (Eastern time). For settlement of an order to occur, payment must be received on the next business day following the order.

If you do not specify the Class choice on your form of payment, you automatically will receive Class A Shares.

The Fund reserves the right to reject any purchase request. The Fund does not issue share certificates.

THROUGH M&T BANK

To purchase Shares through M&T Bank, contact an account representative at M&T Bank or affiliates of M&T Bank which make Shares available, or M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area call (716) 635-9368).

THROUGH M&T SECURITIES, INC.

To purchase Shares through a representative of M&T Securities, Inc. (M&T Securities) call (800) 724-5445.

THROUGH AN AUTHORIZED DEALER

Contact your Authorized Dealer for specific instructions on how to purchase Shares.

PAYMENT BY CHECK

To purchase Shares of the Fund for the first time by mail using a check as payment, complete and sign an account application form and mail it, together with a check payable to (Name of the Fund and Class of Shares) to:

Vision Group of Funds, Inc.
P.O. Box 4556
Buffalo, New York, 14240-4556

Current shareholders can purchase Shares by mail by sending a check to the same address. Orders by mail are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check is received.

PAYMENT BY WIRE

You may purchase Shares by Federal Reserve wire, whereby your bank sends money to the Fund's bank through the Federal Reserve System.

Call M&T Bank's Mutual Fund Services or a representative of M&T Securities before 4:00 p.m. (Eastern time) to place your order. The order is considered immediately received, provided that payment by federal funds is received before 3:00 p.m. (Eastern time) the next business day.

PAYMENT BY TRANSFER

To purchase Shares of the Fund by transferring money from your bank account, you must maintain a checking or NOW deposit account at M&T Bank or any of its affiliate banks.

To place an order, call M&T Bank's Mutual Fund Services or a representative of M&T Securities before 4:00 p.m. (Eastern time). The money will be transferred from your checking or NOW deposit account to your Fund account on the next business day.

Your purchase of Shares will be effected on the day the order is placed.

CUSTOMER AGREEMENTS

Shareholders normally purchase Shares through different types of customer accounts at M&T Bank and its affiliates. You should read this prospectus together with any agreements between you and the Bank to learn about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

SYSTEMATIC INVESTMENT PROGRAM

Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $25 or more through automatic deductions from your checking or NOW deposit account. The money may be withdrawn and periodically invested in Fund Shares at the next NAV calculated after your order is received plus any applicable sales charge. To sign up for this program, please call M&T Bank's Mutual Fund Services for an application.

THROUGH AN EXCHANGE

You may purchase Shares of the Fund through an exchange from the same Share class of another Vision Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

RETIREMENT INVESTMENTS

     Shares of the Fund can be purchased as an investment for retirement plans or IRA accounts. You may be subject to an annual IRA account fee. For further details, contact the Fund and consult a tax adviser.



HOW TO REDEEM SHARES

The Fund redeems Shares at its NAV next determined after the Fund receives the redemption request in proper form less any applicable CDSC. Shares may be redeemed directly from the Fund by telephone or by mail.

BY TELEPHONE

To redeem Shares by telephone, call M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area call (716) 635-9368). The proceeds will be wired to your account at M&T Bank or an affiliate or to another account you previously designated at a domestic commercial bank account that is a member of the Federal Reserve System.

     If you call before 4:00 p.m. (Eastern time) you will receive a redemption amount based on that day's NAV. The proceeds of your redemption request will be wired to your account the next business day.

You are automatically eligible to make telephone redemptions unless you check the box on your new account application form to decline the privilege. It is recommended that you provide the necessary information for the telephone/wire redemption option on your initial application. If you do not do this and later wish to take advantage of the telephone redemption privilege, you must call M&T Bank's Mutual Fund Services for authorization forms.

M&T Bank reserves the right to charge a fee for a wire transfer from a customer checking account, which may contain redemption proceeds, to another commercial bank.

Redemption requests for Shares held through an IRA account must be made by mail and not by telephone.

The Fund reserves the right to modify or terminate the telephone redemption privilege at any time. Shareholders will be notified prior to any modification or termination. Your telephone instructions may be electronically recorded for your protection.

Shareholders who accept the telephone redemption service authorize the Vision Group of Funds, Inc. and its agents to act upon their telephonic instructions to redeem Shares from any account for which they have authorized such services. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone transactions.

BY MAIL

You may redeem Shares by sending your written request to:

Vision Group of Funds, Inc.
P.O. Box 4556
Buffalo, New York 14240-4556

Your written request must include your name, the Fund's name and share class, your account number, and the Share or dollar amount you wish to redeem. Please call M&T Bank's Mutual Fund Services at (800) 836-2211 for specific instructions before redeeming by mail.

Normally, a check for the proceeds is mailed within one business day but in no event more than seven days, after receipt of a proper written redemption request.

ADDITIONAL CONDITIONS

SIGNATURE GUARANTEES

You must have a signature guarantee on written redemption requests:

    o   when you are requesting a redemption of $50,000 or more;

    o when you want a redemption to be sent to an address other than the one you have on record with the Fund; or o when you want the redemption payable to someone other than the shareholder of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker-dealer that is a domestic stock exchange member, BUT NOT BY A NOTARY PUBLIC.

LIMITATIONS ON REDEMPTION PROCEEDS

     Redemption proceeds for Shares redeemed by mail are normally are mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

    o   to allow your purchase payment to clear;

    o   during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

SYSTEMATIC WITHDRAWAL PROGRAMS

CLASS A SHARES

You may automatically redeem Class A Shares in a minimum amount of $50 on a regular basis. Your account must be worth at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program. For more information and an application form for this program call M&T Bank's Mutual Fund Services at (800) 836-2211.

CLASS B SHARES

     You may automatically redeem Class B Shares without a sales charge in a minimum amount of $__ on a regular basis. A CDSC will not be charged on SWP redemptions of Class B Shares if:

o    Shares redeemed are 12% or less of the account value in a single year;

o    the account is at least one year old;

o    all dividends and capital gains distributions are reinvested; and

o the account has at least a $10,000 balance when the SWP is established (multiple Class B Share accounts cannot be aggregated to meet this minimum balance).

     You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end.

This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. For more information and an application form for this program call M&T Bank's Mutual Fund Services at (800) 836-2211.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, the Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

REDEMPTION FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

HOW TO EXCHANGE SHARES

You may exchange Shares of the Fund for the same share class of another Vision Fund at the NAV next determined after the Fund receives the exchange request in proper form. In addition, you may exchange Class A Shares of the Fund into Class A Shares of Federated International Equity Fund at NAV plus any applicable sales charge.

In order to exchange Shares you must:

o meet the minimum initial investment requirements (if the exchange results in the establishment of a new account); o establish an account into the Fund you want to acquire if you do not have an account in that Fund; o ensure that the account registrations are identical; o receive a prospectus for the Fund into which you wish to exchange; and o only exchange into a Fund that may be legally sold in your state of residence.

An exchange is treated as a redemption and subsequent purchase and is a taxable transaction.

For additional information about the exchange privilege, call M&T Bank's Mutual Fund Services at (800) 836-2211.

CLASS A SHARE EXCHANGES

EXCHANGES AT NAV

If you exchange between Funds with different sales charges, the exchange will be made at NAV.

If you paid a sales charge once (included Shares acquired through reinvestment of dividends and capital gains) you will not have to pay the sales charge again upon exchange. This is true even if you exchange out of a Fund with a sales charge then into a Fund without a sales charge and back into a Fund with a sales charge.

EXCHANGES SUBJECT TO A SALES CHARGE

If you purchased into a Fund without a sales charge, and exchange into a Fund with a sales charge, you will be assessed the applicable sales charge when you make the exchange. However, the sales charge will not be applied to any Shares that you acquired through reinvestment of dividends and capital gains.

CLASS B SHARE EXCHANGES

You may exchange Class B Shares from one Vision Fund to another at NAV without any sales charge. The time you held the original Class B Shares will be added to the time you held the exchanged-for Class B Shares for purposes of calculating any applicable CDSC when you ultimately redeem those Shares.

The Fund may modify or terminate the exchange privilege at any time, shareholders will be notified prior to any modification or termination. The Fund's management or adviser may determine from the amount, frequency, and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Vision Funds.

EXCHANGING SHARES BY TELEPHONE

You may exchange Shares between Funds by calling M&T Bank's Mutual Fund Services at (800) 836-2211 (in Buffalo, (716) 635-9368).

Exchange instructions must be received by M&T Bank's Mutual Fund Services and transmitted to Federated Shareholder Services Company by 4:00 p.m. (Eastern time) for Shares to be exchanged that same day.

You will not receive a dividend from the Fund into which you are exchanging on the date of the exchange.

You will automatically be eligible for telephone exchanges, unless you check the box on the new account application form to decline this privilege. It is recommended that you provide the necessary information for the telephone exchange option on your initial application. If you do not do this and later wish to take advantage of the privilege, you may call M&T bank's Mutual Fund Services for authorization forms.

Shareholders who accept the telephone exchange service authorize the Vision Group of Funds, Inc. and its agents to act upon their telephonic instructions to exchange Shares from any account for which they have authorized such services. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone transactions.

EXCHANGING SHARES BY MAIL

You may exchange Shares by mail by sending your written request to:

Vision Group of Funds, Inc.
P.O. Box 4556
Buffalo, New York 14240-4556

     All written requests must include, your name, the Fund's name and Share class, your account number, and the share or dollar amount you wish to exchange and the name of the
Fund into which the exchange is to be made.

SYSTEMATIC EXCHANGE PROGRAM

You may exchange Shares of a predetermined amount of at least $25 from the Fund into another Fund on a monthly, quarterly or annual basis. Exchanges are subject to investment minimums, limitations and any applicable sales charges as described above. For more information and an application form for the Systematic Exchange Program, call M&T Bank's Mutual Fund Services at (800) 836-2211.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays and dividends quarterly. Dividends (if any) are paid to shareholders invested in the Fund on the record date.

In addition, the Fund intends to pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase shares just before the Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining account with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum account balance required.

TAX INFORMATION

The Fund sends you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Capital gains distributions are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions for the Fund are expected to be primarily capital gains.

Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUND?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, M&T Bank. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is One M&T Plaza, Buffalo, New York 14203.

The Adviser is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses through New York State. As of December 31, 1998, M&T Bank had over $4.5 billion in assets under management. M&T Bank has served as investment adviser to the Fund since 1988. As of December 31, 1998, M&T Bank managed $1.51 billion in net assets of money market funds. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

     For its services under an Advisory Contract, the Adviser receives an annual Advisory Fee from the Fund, equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

SUB-ADVISER

The Adviser has delegated daily management of the Fund to the sub-adviser, Independence Investment Associates, Inc. (IIA). IIA has complete discretion to manage portfolio securities of the Fund, subject to the Fund's investment objective, policies and limitations. IIA is a registered investment adviser founded in 1982 and a subsidiary of John Hancock Mutual Life Insurance Company. The sub-adviser's address is 53 State Street, Boston, MA 02109.

The Fund is managed by an investment committee.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The Fund's fiscal year end is April 30, 1999. As this is the Fund's first fiscal year, financial information is not yet available.

30

                            VISION MID CAP STOCK FUND

                                 CLASS A SHARES
                                 CLASS B SHARES

A Portfolio of The Vision Group of Funds, Inc.

A Statement of Additional Information (SAI) dated August __, 1999, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge call (800) 836-2211.

You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Cusip
Product Code (7/99)
SEC File No. 811-5514

                           VISION GROUP OF FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                  JULY __, 1999

                            VISION MID CAP STOCK FUND

                        CLASS A SHARES AND CLASS B SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for the Fund dated July __, 1999.

Obtain the prospectus without charge by calling (800) 836-2211 (in the Buffalo area call (716) 635-9368).

CONTENTS

TO COME

CUSIP 000000000

PRODUCT CODE (7/99)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Vision Group of Funds, Inc. (Corporation). The Corporation is an open-end, management investment company that was established as a Corporation under the laws of the State of Maryland on February 23, 1988. The Corporation may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Directors (the Board) has established two classes of shares of the Fund, known as Class A Shares and Class B Shares (Shares). This SAI relates to both classes of Shares. The Fund's investment adviser is Manufacturers and Traders Trust Company (M&T Bank) (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. Following is a table that indicates which types of securities are a:

P = Principal investment of the Fund;

A = Acceptable (but not principal) investment of the Fund; or N = Not an acceptable investment of the Fund.

------------------------------------- ---------------------
                                       MID CAP STOCK FUND

------------------------------------- ---------------------
EQUITY SECURITIES                              P

------------------------------------- ---------------------
------------------------------------- ---------------------
  Common Stocks                                P

------------------------------------- ---------------------
------------------------------------- ---------------------
  Preferred Stocks                             P

------------------------------------- ---------------------
------------------------------------- ---------------------
  Real Estate Investment Trusts                A

------------------------------------- ---------------------
------------------------------------- ---------------------
  Warrants5                                    A

------------------------------------- ---------------------
------------------------------------- ---------------------
FIXED INCOME SECURITIES                        A

------------------------------------- ---------------------
------------------------------------- ---------------------
  Treasury Securities                          A

------------------------------------- ---------------------
------------------------------------- ---------------------
  Agency Securities                            A

------------------------------------- ---------------------
------------------------------------- ---------------------
  Corporate Debt Securities1                   A

------------------------------------- ---------------------
------------------------------------- ---------------------
  Commercial Paper                             A

------------------------------------- ---------------------
------------------------------------- ---------------------
  Demand Instruments                           A

------------------------------------- ---------------------
------------------------------------- ---------------------
  Mortgage Backed Securities                   A

------------------------------------- ---------------------
------------------------------------- ---------------------
  Asset Backed Securities2                     A

------------------------------------- ---------------------
------------------------------------- ---------------------
  Zero Coupon Securities                       A

------------------------------------- ---------------------
------------------------------------- ---------------------
  Bank Instruments                             A

------------------------------------- ---------------------
------------------------------------- ---------------------
CONVERTIBLE SECURITIES6                        A

------------------------------------- ---------------------
------------------------------------- ---------------------
TAX EXEMPT SECURITIES3                         A

------------------------------------- ---------------------
------------------------------------- ---------------------
  Variable Rate Demand Instruments             A

------------------------------------- ---------------------
------------------------------------- ---------------------
AMERICAN DEPOSITARY RECEIPTS7                  A

------------------------------------- ---------------------
------------------------------------- ---------------------
DERIVATIVE CONTRACTS                           A

------------------------------------- ---------------------
------------------------------------- ---------------------
  Futures Contracts                            A

------------------------------------- ---------------------
------------------------------------- ---------------------
  Options                                      A

------------------------------------- ---------------------
------------------------------------- ---------------------
SPECIAL TRANSACTIONS                           A

------------------------------------- ---------------------
------------------------------------- ---------------------
  Repurchase Agreements                        A

------------------------------------- ---------------------
------------------------------------- ---------------------
  Reverse Repurchase Agreements                A

------------------------------------- ---------------------
------------------------------------- ---------------------
  Delayed Delivery Transactions4               A

------------------------------------- ---------------------
------------------------------------- ---------------------
  Securities Lending                           A

------------------------------------- ---------------------
------------------------------------- ---------------------
  Asset Coverage                               A

------------------------------------- ---------------------
------------------------------------- ---------------------
INVESTING IN SECURITIES OF OTHER               A
INVESTMENT COMPANIES

------------------------------------- ---------------------
1. Rated in the top four rating categories of an NRSRO, or, if unrated, of comparable quality as determined by the Adviser or sub-adviser. 2. Which, at the time of purchase, are rated in the top four rating categories by an NRSRO.

3.      Which are in one of the top four rating categories of a NRSRO.

4. The Fund does not intend to engaged in such transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
5. The Fund does not have a present intent to invest more than 5% or its net assets in warrants. 6. The Fund may invest in convertible securities rated below investment grade. See "Risks Associated with Non-investment Grade Securities" herein.

7. The Fund may not invest more than 25% or its total assets in ADRs.

SECURITIES DESCRIPTIONS AND TECHNIQUES

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

    COMMON STOCKS

    Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

    PREFERRED STOCKS

    Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund MAY ALSO treat such redeemable preferred stock as a fixed income security.

    REAL ESTATE INVESTMENT TRUSTS (REITS)

    REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

    WARRANTS

    Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the MARKET RISKS of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest.

    TREASURY SECURITIES

    Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

    AGENCY SECURITIES

    Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

    The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the MARKET AND PREPAYMENT RISKS of these mortgage backed securities.

    CORPORATE DEBT SECURITIES

    Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The CREDIT RISKS of corporate debt securities vary widely among issuers.

    In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

    COMMERCIAL PAPER

    Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

    DEMAND INSTRUMENTS

    Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

    MORTGAGE BACKED SECURITIES

    Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

    Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the PREPAYMENT RISKS of the underlying mortgages.

        COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

        CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different PREPAYMENT AND INTEREST RATE RISKS for each CMO class.

           SEQUENTIAL CMOS

           In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

           PACS, TACS AND COMPANION CLASSES

           More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate.

           This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

           IOS AND POS

           CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful HEDGE against INTEREST RATE RISKS.

           FLOATERS AND INVERSE FLOATERS

           Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts PREPAYMENT AND INTEREST RATE RISKS from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

           Z CLASSES AND RESIDUAL CLASSES

           CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

    The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

    ASSET BACKED SECURITIES

    Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have PREPAYMENT RISKS.

    BANK INSTRUMENTS

     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Fund may invest in commercial paper rated below investment grade. See "Risks Associated with Non-investment Grade Securities" herein.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

    VARIABLE RATE DEMAND INSTRUMENTS

    Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

AMERICAN DEPOSITARY RECEIPTS

American Depository Receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to MARKET AND CURRENCY RISKS, and may also expose the Fund to LIQUIDITY AND LEVERAGE RISKS. OTC contracts also expose the Fund to CREDIT RISKS in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.

    FUTURES CONTRACTS

    Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

    The Fund may buy/sell financial futures contracts. The Fund may also buy/sell stock index futures contracts.

    OPTIONS

    Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

    The Fund may:

| Buy call options on portfolio securities in anticipation of an increase in the value of the underlying asset;

| Buy put options on portfolio securities in anticipation of a decrease in the value of the underlying asset.

    The Fund may also write call options on all or any portion of its portfolio securities and on financial or stock index futures contracts (as permitted) to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

    The Fund may also write put options on all or a portion of its portfolio securities and on financial or stock index futures contracts (as permitted) to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

    When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

SPECIAL TRANSACTIONS

    REPURCHASE AGREEMENTS

    Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

    The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

    Repurchase agreements are subject to CREDIT RISKS.

    REVERSE REPURCHASE AGREEMENTS

    Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to CREDIT risks. In addition, reverse repurchase agreements create LEVERAGE RISKS because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

    DELAYED DELIVERY TRANSACTIONS

    Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create INTEREST RATE RISKS for the Fund. Delayed delivery transactions also involve CREDIT RISKS in the event of a counterparty default.

        TO BE ANNOUNCED SECURITIES (TBAS)

        As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase INTEREST RATE RISKS because the underlying mortgages may be less favorable than anticipated by the Fund.

    SECURITIES LENDING

    The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

     The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

    Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

    Securities lending activities are subject to INTEREST RATE RISKS AND CREDIT RISKS.

    ASSET COVERAGE

    In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in the prospectus. Additional risk factors are outlined below.

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

LIQUIDITY RISKS

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS RELATED TO INVESTING FOR GROWTH

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO INVESTING FOR VALUE

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

RISKS OF INVESTING IN AMERICAN DEPOSTARY RECEIPTS

Because the Fund may invest in American Depositary Receipts issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards, than would otherwise be the case.

LEVERAGE RISKS

     Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

The convertible securities in which the Fund may invest may be rated below investment grade. Convertible securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

RISKS ASSOCIATED WITH COMPLEX CMOS

CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

INVESTMENT LIMITATIONS

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund may borrow money, directly or indirectly, and issue senior securities, to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

UNDERWRITING

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

INVESTING IN REAL ESTATE

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercize its rights under agrements relating to such securities, including the right to enforce security interests and hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

LENDING CASH OR SECURITIES

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

INVESTING IN COMMODITIES

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

CONCENTRATION OF INVESTMENTS

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

Government securities and municipal securities will not be deemed to constitute an industry.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its assets, the Fund will not purchase securities of any one issuer (other than cash; cashitems; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

THE ABOVE INVESTMENT LIMITATIONS CANNOT BE CHANGED WITHOUT SHAREHOLDER APPROVAL. THE FOLLOWING LIMITATION, HOWEVER, MAY BE CHANGED BY THE DIRECTORS WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

INVESTING IN ILLIQUID SECURITIES

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses. The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

PURCHASING SECURITIES ON MARGIN

The Fund will not purchase on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

P. for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

P. in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

P. for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

| futures contracts and options are valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

P. for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

P. for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE-CLASS A SHARES You can reduce or eliminate the applicable front-end sales charge, as follows:

QUANTITY DISCOUNTS

Larger purchases of the same Share class reduce the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT PURCHASES

You can combine concurrent purchases of the same share class of two or more Vision Funds in calculating the applicable sales charge.

LETTER OF INTENT

You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

REINVESTMENT PRIVILEGE

You may reinvest, within 90 days, your Share redemption proceeds at the next determined NAV without any sales charge.

PURCHASES BY AFFILIATES OF THE FUND

     The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

| current and retired employees and directors of M&T Bank, M&T Bank Corporation, Federated Investors, Inc. and their subsidiaries;

|    current and former Directors of the Corporation;

|    clients of the M&T Capital Advisers and Trust Groups of M&T Bank;

| employees (including registered representatives) of a dealer which has a selling group agreement with the Fund's distributor and consents to such purchases;

|    current and retired  employees of any  sub-adviser to the M&T Funds,  Inc.;
     and

|    investors  referred by any  sub-adviser  to the M&T Funds,  Inc.  Immediate relatives include grandparents, parents, siblings, children, and grandchildren of a qualified investor, and the spouse of any immediate relative.

PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF MUTUAL FUND  SHARES OR ANNUITIES

Investors may purchase Class A Shares of the Fund at net asset value, without a sales charge, with the proceeds from either: (i) the redemption of shares of a mutual fund which was sold with a sales charge or commission; or (ii) fixed or variable rate annuities. The purchase must be made within 60 days of the redemption, and M&T Bank's Mutual Fund Services must be notified by the investor in writing, or by the investor's financial institution, at the time the purchase is made, and must be presented satisfactory evidence of the redemption. Redemptions of mutual fund shares that are subject to a contingent deferred sales charge are not eligible to purchase Fund Shares under this method. The distributor will uniformly and periodically offer to pay cash payments as incentives to broker/dealers whose customers or clients purchase Shares of the Fund under this "no-load" purchase provision. This payment will be made out of the distributor's assets and not by the Corporation, the Fund or the Fund's shareholders.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE-CLASS B SHARES

These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

| following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

| representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2;

| which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements;

| which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program;

| of Shares that represent a reinvestment within 90 days of a previous redemption;

| of Shares held by the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons; and

|    of  Shares  originally  purchased  through  a  bank  trust  department,   a
     registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities.

HOW IS THE FUND SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.
FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLANS

As compensation type plans, the Rule 12b-1 Plans are designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

     The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Fund may pay M&T Bank for providing shareholder services and maintaining shareholder accounts. M&T Bank may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

     Investment professionals may be paid fees out of the assets of the Distributor (but not out of Fund assets) or Adviser. The Distributor may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, they reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

     All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF DIRECTORS

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Corporation, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Corporation for its most recent fiscal year. The Corporation is comprised of ten funds and is the only investment company in the Fund Complex.




--------------------------------------------------------------------------  --------------
NAME                                                                            TOTAL
BIRTHDATE                                                                   COMPENSATION
ADDRESS                    PRINCIPAL OCCUPATIONS                                FROM
POSITION WITH              FOR PAST FIVE YEARS                               CORPORATION
CORPORATION


RANDALL I. BENDERSON       President and Chief Operating Officer,              $8,000
570 Delaware Avenue        Benderson Development Company, Inc.
Buffalo, NY
Birthdate: January 12,

1955

DIRECTOR

--------------------------------------------------------------------------  --------------
JOSEPH J. CASTIGLIA Director, New York State Electric & Gas $8,000 Roycroft
Campus Corp.; Sevenson Environmental Services, Inc.; 21 South Grove Street, Blue
Cross & Blue Shield of Western New York; Suite 291 and Former President, Chief
Executive Officer East Aurora, NY 14052 and Vice Chairman, Pratt & Lambert
United, Birthdate: July 20, 1934 Inc.

DIRECTOR

-------------------------
                        --------------------------------------------------  --------------
DANIEL R. GERNATT, JR.     President and CFO of Gernatt Asphalt                $7,500
Richardson & Taylor Products, Inc.; Executive Vice President, Dan Hollow Roads
Gernatt Gravel Products, Inc.; Vice Collins, NY President, Countryside Sand &
Gravel, Inc.

Birthdate: July 14, 1940

DIRECTOR

--------------------------------------------------------------------------  --------------
GEORGE K. HAMBLETON, JR.   President, Brand Name Sales, Inc.; President,       $8,000
670 Young Street           Hambleton & Carr, Inc.

Tonawanda, NY
Birthdate: February 8,

1933

DIRECTOR

--------------------------------------------------------------------------  --------------
EDWARD C. GONZALES         Trustee or Director of other funds                    $0
Federated Investors        distributed by Federated Securities Corp.;
Tower                      President, Executive Vice President and
Pittsburgh, PA             Treasurer of other funds distributed by
Birthdate: October 22,     Federated Securities Corp.; Vice Chairman,
1930                       Federated Investors, Inc.; Vice President,
                           Federated Advisers, Federated Management,

PRESIDENT AND TREASURER    Federated Research, Federated Research Corp.,

                           Federated Global Research Corp., and Passport
                           Research, Ltd.; Executive Vice President and
                           Director, Federated Securities Corp.;
                           Trustee, Federated Shareholder Services

                           Company.

                        ----
-------------------------  -----------------------------------------------  --------------
BETH S. BRODERICK          Assistant Vice President & Client Services            $0
Federated Investors        Officer, Mutual Fund Services Division,

Tower                      Federated Services Company.
Pittsburgh, PA

Birthdate: August 2,
1965

VICE PRESIDENT AND
ASSISTANT TREASURER

--------------------------------------------------------------------------  --------------
VICTOR R. SICLARI          Senior Corporate Counsel and Vice President,          $0
Federated Investors        Federated Administrative Services; formerly
Tower                      Attorney, Morrison & Foerster (law firm).

Pittsburgh, PA
Birthdate: November 17,

1961

SECRETARY

--------------------------------------------------------------------------  --------------

As of July __, 1999 the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

SUB-ADVISER

The Adviser has delegated daily management of the Fund to the sub-adviser, Independence Investment Associates, Inc.

For its services under the Sub-Advisory Agreement, the sub-adviser receives an allocable portion of the advisory fee the Adviser receives from the Fund. The allocation is based on the amount of securities which the sub-adviser manages for the Fund. This fee is paid by the Adviser out of the fees it receives and is not a Fund expense. The sub-adviser is paid by the Fund as follows:

SUB-ADVISORY FEE                AVERAGE  DAILY  NET  ASSETS OF THE
                                FUND

0.40%                           on assets up to $500 million
0.35%                           on   assets   in  excess  of  $500
                                million

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser and sub-adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser and sub-adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser and sub-adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser and sub-adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or sub-adviser in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or sub-adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser or sub-adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Administrative Services (FAS) provides the Fund with certain administrative personnel and services necessary to operate the Fund. Federated Services Company (FSC) and its affiliate, Federated Shareholder Services Company
(FSSC), a registered transfer agent, provide the Fund with certain financial, administrative, transfer agency and fund accounting services. FAS, FSC and FSSC are indirect wholly owned subsidiaries of Federated Investors, Inc. These services are provided for an aggregate annual fee as specified below:

                                AVERAGE    AGGREGATE   DAILY   NET

MAXIMUM ADMINISTRATIVE FEE      ASSETS  OF  THE  VISION  GROUP  OF
                                FUNDS, INC.

0.140%                          on the first $1.4 billion
0.100%                          on the next $750 million
0.070%                          on   assets  in  excess  of  $2.15
                                billion

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

INDEPENDENT AUDITORS

Ernst & Young LLP is the independent auditor for the Fund.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

     When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD

The yield of Shares of the Fund is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

|.......references  to ratings,  rankings,  and  financial  publications  and/or performance comparisons of Shares to certain indices;

| charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

| discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

| information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

      S&P MIDCAP 400 INDEX is an unmanaged capitalization weighted index that measures the performance of the mid-range of the U.S. stock market.

   LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

| DOW JONES INDUSTRIAL AVERAGE ("DJIA") represents share prices of selected blue chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

| MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than l,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available according to the Investment Company Institute.

INVESTMENT RATINGS

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS

P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH INVESTORS SERVICE, L.P. SHORT-TERM DEBT RATING DEFINITIONS

     F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

     F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.


STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o    Leading market positions in well-established industries;

o    High rates of return on funds employed;

o Conservative capitalization structure with moderate reliance on debt and ample asset protection;

o Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

VISION MID CAP STOCK FUND

Class A Shares and Class B Shares

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Manufacturers and Traders Trust Company
One M&T Plaza

Buffalo, NY 14203

SUB-ADVISER

Independent Investment Associates, Inc.
53 State Street

Boston, MA 02109

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8609

Boston, MA 02266-8609

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PART C.      OTHER INFORMATION.
Item 23.

        (a) (i) Conformed copy of Amended Articles of Incorporation of the Registrant; 21 (ii) Conformed copy of Articles
               Supplementary; 8 (iii) Conformed copy of Articles
               Supplementary dated May 29, 1996; 15

(iv)    Conformed copy of Articles Supplementary dated    April 20, 1998; 21
(v)     Form of Articles of Amendment effective June 1, 1999; +
(vi)    Form of Articles Supplementary effective June 1, 1999; +
        (b)    (i) Copy of By-Laws of the Registrant; 11 (ii) Copy of
                      Amendment No. 1 to Bylaws; 21

     (c) (i) Copy of Specimen Certificate for Shares of Capital Stock of the Registrant; 8

     (ii) Copy of Specimen Certificate for Shares of Capital Stock of the Vision Capital Appreciation Fund; 15

     (d) (i) Conformed copy of Investment Advisory Contract of the Registrant; 9

     (ii) Conformed copy of Sub-advisory Agreement for the Vision New York Tax-Free Money Market Fund; 23

     (iii) Conformed copy of Exhibit B to Investment Advisory Contract; 14

     (iv) Conformed copy of Exhibit C to Investment Advisory Contract; 19

     (v) Conformed copy of Investment Advisory Contract for the Vision New York Tax-Free Money Market Fund including Exhibit A; 23


+       All Exhibits have been filed electronically.

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed September 3, l993. (File Nos. 33-20673 and 811-5514)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed December 27, 1993 (File Nos. 33-20673 and 811-5514)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed June 27, 1994. (File Nos. 33-20673 and 811-5514)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed June 27, 1996. (File Nos. 33-20673 and 811-5514)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed December 20, 1996. (File Nos. 33-20673 and 811-5514)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed September 24, 1997 (File Nos. 33-20673 and 811-5514)

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed April 22, 1998 (File Nos. 33-20673 and 811-5514)

23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed March 12, 1999, (File Nos. 33-20673 and 811-5514)

                      (vi) Form of Exhibit D to the Investment Advisory
               Contract; + (e) (i) Conformed copy of Distributor's Contract of the Registrant; 9

                    (ii) Conformed copy of Exhibit C to Distributor's Contract; 14 (iii) Conformed copy of Exhibit D to the Distributor's Contract; 20

(iv)           Conformed copy of Exhibit E to the Distributor's  Contract; 22
(v)            Form of Exhibit F to the Distributor's Contract; +

                    (vii) Conformed copy of Administrative Services Agreement of the Registrant; 9 (viii) Conformed copy of Shareholder Services Plan of Registrant; 9 (ix) Conformed copy of Exhibit A to Amended and Restated Shareholder Services Plan; 22 (x) Conformed copy of Amended and Restated Shareholder Services Agreement; 13 (xi) Copy of Amendment No. 1 to Exhibit A to Shareholder Services Agreement; 14

(xii) Copy of Amendment No. 2 to Exhibit A to Shareholder Services Agreement; 18

(xiii) Conformed copy of Amendment #1 to Exhibit A to Amended and Restated Shareholder Services Plan; +

(xiv)Form of Amendment No. 1 (dated June 1, 1999) to Exhibit A to Shareholder Services Agreement; +

             (f)      Not applicable;

+       All Exhibits have been filed electronically.

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed December 27, 1993 (File Nos. 33-20673 and 811-5514)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed May 3, 1996. (File Nos. 33-20673 and 811-5514)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed June 27, 1996. (File Nos. 33-20673 and 811-5514)

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed August 6, 1997. (File Nos. 33-20673 and 811-5514)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed December 22, 1997. (File Nos. 33-20673 and 811-5514)

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed July 8, 1998. (File Nos. 33-20673 and 811-5514)

23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed March 12, 1999, (File Nos. 33-20673 and 811-5514)

               (g) (i) Conformed copy of Custodian Agreement of the Registrant; 12 (ii) Copy of Amendment No. 2 to Exhibit A to

                             Custodian Contract; 14

(iii)   Copy of Amendment No. 3 to Exhibit A to Custodian Contract; 18
(iv)    Conformed copy of State Street Domestic Custody Fee      Schedule; 20
(v)     Form of Amendment No. 4 to Exhibit A to Custodian Contract; +

(h)   (i)     Conformed copy of Agreement for Fund Accounting
         Services and Transfer Agency Services; 16
(ii) Copy of Exhibit 1 to Agreement for Fund Accounting Services and Transfer Agency Services; 18
(iii) Conformed copy of Amendment to Administrative Services Agreement and the Agreement for Fund Accounting Services and Transfer Agency Services; 20
(iv) Conformed copy of Amendment No. 1 to Exhibit 1 to Agreement for Fund Accounting Services and Transfer Agency Services; 22
(v) Conformed copy of Amendment #2 to Exhibit 1 to the Agreement for Fund Accounting Services and Transfer Agency Services; +
(vi)    Conformed copy of Recordkeeping Agreement including exhibits A-C; 23
(vii)   Form of Amendment #1 to Exhibit A to the Recordkeeping Agreement; +
(viii)  Conformed copy of Sub-Transfer Agency Agreement; 23
(ix)    Form of Amendment No. 1 to Exhibit A of the Sub-Transfer Agency
        Agreement; +
----------------------------------
+ All Exhibits have been filed electronically.

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed June 26, 1995. (File Nos. 33-20673 and 811-5514)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed June 27, 1996. (File Nos. 33-20673 and 811-5514)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed June 20, 1997. (File Nos. 33-20673 and 811-5514)

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed August 6, 1997. (File Nos. 33-20673 and 811-5514)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed December 22, 1997. (File Nos. 33-20673 and 811-5514)

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed July 8, 1998. (File Nos. 33-20673 and 811-5514)

23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed March 12, 1999, (File Nos. 33-20673 and 811-5514)

               (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; 11
               (j)    Not applicable;
               (k)    Not applicable;
               (l)    Conformed copy of Initial Capital Understanding; 11
               (m)    (i)    Copy of Rule 12b-1 Plan; 7
                      (ii)   Conformed copy of Exhibit B to Rule 12b-1 Plan; 14

(iii)   Conformed copy of Exhibit C to Rule 12b-1 Plan; 20

                      (iv)Conformed copy of Exhibit D to Rule 12b-1 Agreement;22; (v) Copy of Rule 12b-1 Agreement; 7 (vi) Copy of Exhibit B to Rule 12b-1 Agreement; 14 (vii) Copy of Exhibit C to Rule 12b-1 Agreement; 18 (viii)Amended and Restated Plan with conformed copy of Exhibit D; 22

(ix)           Copy of Dealer (Sales) Agreement; 7
(x)            Conformed copy of Exhibit E to Rule 12b-1 Plan; +

               (n)    Not Applicable.

               (o)    (i)    Conformed copy of the Registrant's Multiple
                             Class Plan with conformed copies of Exhibits A and B;22
(ii)           Conformed copy of Exhibit C to the Multiple Class Plan; +
               (p)    Conformed copy of Power of Attorney; 14

Item 24.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

               None

----------------------------------
+ All Exhibits have been filed electronically.

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed June 17, 1993. (File Nos. 33-20673 and 811-5514)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed June 27, 1994. (File Nos. 33-20673 and 811-5514)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed June 26, 1995. (File Nos. 33-20673 and 811-5514)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed June 27, 1996. (File Nos. 33-20673 and 811-5514)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed December 20, 1996. (File Nos. 33-20673 and 811-5514)

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed August 6, 1997. (File Nos. 33-20673 and 811-5514)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed December 22, 1997. (File Nos. 33-20673 and 811-5514)

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed July 8, 1998. (File Nos. 33-20673 and 811-5514)

Item 25.       INDEMNIFICATION:  7

Item 26.       BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

     (a) Manufacturers & Traders Trust Company ("M&T Bank") performs investment advisory services for the Registrant. M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a $20.6 billion bank holding company, as of December 31, 1998, headquartered in Buffalo, New York. As of December 31, 1998, M&T Bank over 247 offices throughout New York State, Pennsylvania and an office in Nassau, The Bahamas.

               M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout western New York and Pennsylvania. As of December 31, 1998, M&T Bank had over $4.5 billion in assets under management for which it has investment discretion (which includes employee benefits, personal trusts, estates, agencies and other accounts). As of December 3l, 1998, M&T Bank managed $1.51 billion in VISION money market mutual fund assets. Except for Vision Group of Funds, Inc., M&T Bank does not presently provide investment advisory services to any other registered investment companies.

               The principal executive Officers and the Directors of M&T Bank are set forth in the following tables. Unless otherwise noted, the position listed under Other Substantial Business, Profession, Vocation or Employment is with M&T Bank.

---------------------

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed June 17, 1993. (File Nos. 33-20673 and 811-5514)



     (b)

                                                                 Other Substantial
                                      Position with              Business, Profession,
     NAME                             THE ADVISER                VOCATION OR EMPLOYMENT


William F. Allyn                      Director                   President, Welch Allyn, Inc.
P.O. Box 50
Skaneateles Falls, NY  13153-0050

Brent D. Baird                        Director                   Private Investor
1350 One M&T Plaza

Buffalo, NY  14203-2396

Robert J. Bennett                     Director and               Chairman, M&T Bank
P.O. Box 4983                         Executive Officer          Corporation and Vice
Syracuse, NY  13221-4983                                         Chairman, M&T Bank

C. Angela Bontempo                    Director                   President, Bontempo &
207 Commerce Drive                                               Associates, LLC

Amherst, NY  14228-2302




Robert T. Brady                       Director                   Chairman, President and
East Aurora, NY  14052-0018                                      Chief Executive Officer, Moog Inc.

Emerson L. Brumback                   Executive Officer          Executive Vice
One M&T Plaza, 19th Floor                                        President, M&T Bank
Buffalo, NY  14203-2396                                          Corporation and

                                                                 M&T Bank

Atwood Collins, III                   Executive Officer          Executive Vice
350 Park Avenue                                                  President, and
6th Floor                                                        President and Chief

New York, NY  10022-6022                                         Executive Officer, New York City Division
                                                                 of Manufacturers and Traders Trust Company;
                                                                 and Executive Vice
                                                                 President, M&T Bank
                                                                 Corporation

Mark J. Czarnecki                     Executive Officer          Executive Vice
One M&T Plaza                                                    President,
9th Floor                                                        Manufacturers and
Buffalo, NY  14203-2399                                          Traders Trust Company

Richard E. Garman                     Director                   President and Chief
2544 Clinton Street                                              Executive Officer,

Buffalo, NY  14224-1092                                          A.B.C. Paving Co., Inc.
                                                                 and Buffalo Crushed Stone, Inc.

James V. Glynn                        Director                   President,
151 Buffalo Avenue                                               Maid of the Mist
Suite 204                                                        Corporation

Niagara Falls, NY  14303-1288

Brian E. Hickey                       Executive Officer          Executive Vice President
255 East Avenue                                                  and President, Rochester
3rd Floor                                                        Division-Manufacturers

Rochester, NY  14604-2624                                        and Traders Trust Company; and Executive
                                                                 Vice President,
                                                                 M&T Bank Corporation

Patrick W.E. Hodgson                  Director                   President, Cinnamon
60 Bedford Road                                                  Investments Limited
2nd Floor
Toronto, Ontario

Canada  M5R2K2




James L. Hoffman                      Executive Officer          Executive Vice President
700 Corporate Blvd.                                              and President, Hudson

Suite 701                                                        Valley Division-
Newburgh, NY  12550-6046           Manufacturers
                                                                 and Traders Trust
                                                                 Company; and
                                                                 Executive Vice President, M&T Bank
                                                                 Corporation

Samuel T. Hubbard, Jr.                Director                   President & Chief
1059 West Ridge Road                                             Executive Officer, The
Rochester, NY  14615-2731                                        Alling & Cory
                                                                 Company

Robert J. Irwin                       Advisory Director          Chairman and Chief Executive Officer,
Ellicott Station                                                 ASA Limited

P.O. Box 1210
Buffalo, NY  14205-1210

Russell A. King                       Director                   Retired Partner and
4910 Red Pine Road                                               Chief Executive Officer,
Manlius, NY  13104-1314                                          King & King Architects, Inc.

Adam C. Kugler                        Executive Officer          Executive Vice President
350 Park Avenue           and Treasurer, M&T Bank
6th Floor                                                        Corporation and M&T Bank
New York, NY  10022-6022

Wilfred J. Larson                     Director                   Retired President and
200 Bahia Point                                                  Chief Executive Officer,
Naples, FL 34103-4368                                            Westwood-Squibb

                                                                 Pharmaceuticals Inc.

Peter J. O'Donnell, Jr.               Director                   President, Pine Tree
675 Highland Avenue                                              Management Corporation

Clark Green, PA 18411-2502

Jorge G. Pereira                      Director                   Vice Chairman of the
350 Park Avenue                                                  Board, M&T Bank
6th Floor                                                        Corporation and
New York, NY  10022-6022                                         Manufacturers and

                                                                 Traders Trust Company

John L. Pett                          Executive Officer          Executive Vice President
One Fountain Plaza                                               and Chief Credit
9th Floor                                                        Officer, Maufacturers
Buffalo, NY  14203-1495                                          Manufacturers and
                                                                 Traders Trust Company
                                                                 and M&T Bank Corporation




Michael P. Pinto                      Executive Officer          Executive Vice President
One M&T Plaza                                                    and Chief Financial
19th Floor                                                       Officer, Manufacturers
Buffalo, NY  14203-2399                                          and Traders Trust

                                                                 Company and M&T Bank
                                                                 Corporation

Melinda R. Rich                       Director                   President,
P.O. Box 245                                                     Rich Entertainment
Buffalo, NY  14240-0245                                          Group

Robert E. Sadler, Jr.                 Director and               President, Manufacturers
One M&T Plaza                         Executive Officer          and Traders Trust
19th Floor                                                       Company and

Buffalo, NY  14203-2399                                          Executive Vice President, M&T Bank
                                                                 Corporation

John L. Vensel                        Director                   Chairman and Chief Executive
P.O. Box 977                                                     Officer, Crucible Materials
Syracuse, NY 13201-0977                                          Corporation

Herbert L. Washington                 Director                   President,
3280 Monroe Avenue                                               H.L.W. Fast Track, Inc.

Rochester, NY  14618-4608

John L. Wehle, Jr.                    Director                   Chairman of the
445 St. Paul Street                                              Board, President and
Rochester, NY  14605-1775                                        Chief Executive

                                                                 Officer, Genessee
                                                                 Corporation

Robert G. Wilmers                     Director and               President and Chief
One M&T Plaza                         Executive Officer          Executive Officer,
19th Floor                                                       M&T Bank Corporation;

Buffalo, NY  14203-2399                                          and Chairman of the
                                                                 Board and Chief
                                                                 Executive Officer,
Manufacturers and                                                Traders Trust Company

Item 27.       PRINCIPAL UNDERWRITERS:

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices
 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT


Richard B. Fisher                   Director, Chairman, Chief
Federated Investors Tower           Executive Officer, Chief
1001 Liberty Avenue                 Operating Officer, Asst.
Pittsburgh, PA 15222-3779           Secretary and Asst.

                                    Treasurer, Federated
                                    Securities Corp.

Edward C. Gonzales                  Director, Executive Vice               President and
Federated Investors Tower           President,                             Treasurer
1001 Liberty Avenue                 Federated Securities Corp.

Pittsburgh, PA 15222-3779

Thomas R. Donahue                   Director, Assistant Secretary
Federated Investors Tower           and Assistant Treasurer
1001 Liberty Avenue                 Federated Securities Corp.

Pittsburgh, PA 15222-3779

James F. Getz                       President-Broker/Dealer,                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




John B. Fisher                      President-Institutional Sales,               --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                     Executive Vice President                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                       Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                      Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                   Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                         Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                 Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                  Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis            Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




Kevin J. Crenny                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                 Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




Beth A. Hetzel                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




Richard A. Recker                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                         Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




William C. Tustin                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                       Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                        Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




Renee L. Martin                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                   Secretary,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley                       Treasurer,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Ross                      Assistant Secretary,                         --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779



        (c)  Not applicable

Item 28.       LOCATION OF ACCOUNTS AND RECORDS:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Vision Group of Funds, Inc.               Federated Investors Tower
                                          1001 Liberty Avenue
                                          Pittsburgh, Pennsylvania  15222-3779

     (Notices should be sent to the Agent for Service at the above address)

                                        5800 Corporate Drive,
                                        Pittsburgh, Pennsylvania 15237-7010

Federated Shareholder                   P.O. Box 8600
Services Company                        Boston, Massachusetts  02266-8600
("Transfer Agent, Dividend

Disbursing Agent")

Federated Administrative Services       Federated Investors Tower
("Administrator")                       1001 Libery Avenue
                                        Pittsburgh, Pennsylvania  15222-3779

Manufacturers and Traders Trust         One M&T Plaza
Company                                 Buffalo, New York  14240

("Adviser")

Federated Investment Counseling          Federated Investors Tower
("Sub-Adviser" to the Vision New)        1001 Liberty Avenue
York Free Money Market Fund only)        Pittsburgh, Pennsylvania  15222-3779

State Street Bank and Trust Company      P.O. Box 8609
("Custodian")                            Boston, Massachusetts  02266-8609

Item 29.       MANAGEMENT SERVICES:  Not applicable.

Item 30.       UNDERTAKINGS:

               Registrant hereby undertakes to comply with the provisions of
               Section 16(c) of the 1940 Act with respect to the removal of Trustees/Directors and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, VISION GROUP OF FUNDS, INC., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 11th day of June, 1999.

                           VISION GROUP OF FUNDS, INC.

                      BY: /s/Victor R. Siclari
                      Victor R. Siclari, Secretary
                      Attorney in Fact for Edward C. Gonzales
                      June 11, 1999

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

     NAME                                   TITLE                    DATE

By:  /s/ Victor R. Siclari

     Victor R. Siclari                   Attorney In Fact       June 11, 1999
     SECRETARY                           For the Persons
                                         Listed Below

     NAME                                   TITLE

Edward C. Gonzales*                      President and Treasurer
                                         (Chief Executive Officer
                                         and Principal Financial and
                                         Accounting Officer)

Randall I. Benderson*                    Director

Joseph J. Castiglia*                     Director

Daniel R. Gernatt, Jr.*                  Director

George K. Hambleton, Jr.*                Director

* By Power of Attorney